                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05749
                  ---------------------------------------------

                              THE CHINA FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          C/O STATE STREET BANK & TRUST
                        2 AVENUE DE LAFAYETTE, 2ND FLOOR
                                  P.O. BOX 5049
                              BOSTON, MA 02206-5049

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                                    Copy to:

           Mary Moran Zeven                Leonard B. Mackey, Jr., Esq.
               Secretary                     Clifford Chance US LLP
         The China Fund, Inc.                 31 West 52nd Street
   2 Avenue de Lafayette, 2nd Floor       New York, New York 10019-6131
           Boston, MA 02111

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (888) 246-2255

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

                              THE CHINA FUND, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2008
                                   (UNAUDITED)

                                         THE CHINA FUND, INC.
                                         TABLE OF CONTENTS

                                  PAGE
                                  ----
Key Highlights                       1
Asset Allocation                     2
Industry Allocation                  3
Chairman's Statement                 4
Investment Manager's Statement       6
About the Portfolio Manager          8
Schedule of Investments              9
Financial Statements                16
Notes to Financial Statements       21
Other Information                   27
Dividends and Distributions;
  Dividend Reinvestment
  and Cash Purchase Plan            29

THE CHINA FUND, INC.
KEY HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                       FUND DATA
--------------------------------------------------------------------------------------
             NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                                JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              18,153,741
--------------------------------------------------------------------------------------
        TOTAL NET ASSETS (04/30/08)                      US$732.7 MILLION
--------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE (04/30/08)                       $40.36
--------------------------------------------------------------------------------------
     MARKET PRICE PER SHARE (04/30/08)                        $35.06
--------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------
                                        TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------
       PERFORMANCE AS OF
           04/30/08:                    NET ASSET VALUE                   MARKET PRICE
-----------------------------------------------------------------------------------------------
           6-Months                         (9.89)%                          (8.35)%
-----------------------------------------------------------------------------------------------
       3-Year Cumulative                    165.82%                          114.37%
-----------------------------------------------------------------------------------------------
       3-Year Annualized                     38.53%                           28.94%
-----------------------------------------------------------------------------------------------
       5-Year Cumulative                    378.16%                          334.12%
-----------------------------------------------------------------------------------------------
       5-Year Annualized                     36.75%                           34.13%
-----------------------------------------------------------------------------------------------
      10-Year Cumulative                    546.86%                          577.03%
-----------------------------------------------------------------------------------------------
      10-Year Annualized                     20.53%                           21.08%
-----------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------
                                        DIVIDEND HISTORY
-----------------------------------------------------------------------------------------------
          RECORD DATE                       INCOME                        CAPITAL GAINS
-----------------------------------------------------------------------------------------------
           12/21/07                         $0.2800                         $11.8400
-----------------------------------------------------------------------------------------------
           12/21/06                         $0.2996                          $3.7121
-----------------------------------------------------------------------------------------------
           12/21/05                         $0.2172                          $2.2947
-----------------------------------------------------------------------------------------------
           12/22/04                         $0.1963                          $3.3738
-----------------------------------------------------------------------------------------------
           12/31/03                         $0.0700                          $1.7100
-----------------------------------------------------------------------------------------------
           12/26/02                         $0.0640                          $0.1504
-----------------------------------------------------------------------------------------------
           12/31/01                         $0.1321                               --
-----------------------------------------------------------------------------------------------
           12/31/00                              --                               --
-----------------------------------------------------------------------------------------------
           12/31/99                         $0.1110                               --
-----------------------------------------------------------------------------------------------
           12/31/98                         $0.0780                               --
-----------------------------------------------------------------------------------------------
           12/31/97                              --                          $0.5003
-----------------------------------------------------------------------------------------------
           12/31/96                         $0.0834                               --
-----------------------------------------------------------------------------------------------
           12/29/95                         $0.0910                               --
-----------------------------------------------------------------------------------------------
           12/30/94                         $0.0093                          $0.6006
-----------------------------------------------------------------------------------------------
           12/31/93                         $0.0853                          $0.8250
-----------------------------------------------------------------------------------------------
           12/31/92                         $0.0434                          $0.0116
-----------------------------------------------------------------------------------------------


(1) Total investment returns reflect changes in net asset value per share or market price, as the case may be, during each period and assume that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value per share percentages are not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                    TEN LARGEST LISTED EQUITY INVESTMENTS *
-------------------------------------------------------------------------------
 1.  Chaoda Modern Agriculture (Holdings), Ltd.                     4.05%
-------------------------------------------------------------------------------
 2.  Far Eastern Department Stores, Ltd.                            4.05%
-------------------------------------------------------------------------------
 3.  Yuanta Financial Holdings Co., Ltd.                            3.43%
-------------------------------------------------------------------------------
 4.  Uni-President Enterprises Corp.                                2.76%
-------------------------------------------------------------------------------
 5.  China Metal Products Co., Ltd.                                 2.45%
-------------------------------------------------------------------------------
 6.  China Development Financial Holding Corp.                      2.36%
-------------------------------------------------------------------------------
 7.  Xinao Gas Holdings, Ltd.                                       2.33%
-------------------------------------------------------------------------------
 8.  Daqin Railway Co., Ltd. Access Product                         2.22%
-------------------------------------------------------------------------------
 9.  Cathay Financial Holding Co., Ltd.                             2.19%
-------------------------------------------------------------------------------
10.  Fubon Financial Holdings Co., Ltd.                             2.05%
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                              DIRECT INVESTMENTS *
--------------------------------------------------------------------------------
  1.  Qingdao Bright Moon                                            0.96%
--------------------------------------------------------------------------------
  2.  China Silicon Corp., Series A Preferred                        0.89%
--------------------------------------------------------------------------------
  3.  Highlight Tech Corp.                                           0.82%
--------------------------------------------------------------------------------
  4.  Wuxi PAIHO                                                     0.50%
--------------------------------------------------------------------------------
  5.  Sino Twinwood Pte Ltd.                                         0.42%
--------------------------------------------------------------------------------
  6.  teco Optronics Corp.                                           0.00%
--------------------------------------------------------------------------------


* Percentages based on net assets at April 30, 2008.

     INDUSTRY ALLOCATION (UNAUDITED)

--------------------------------------------------------------------------------
(Pie Chart)

Consumer Discretionary                        19.20
Financials                                    16.50
Consumer Staples                              13.40
Industrials                                   12.90
Health Care                                    9.00
Information Technology                         6.90
Materials                                      6.10
Energy                                         5.10
Utilities                                      2.30
Telecommunications                             1.30
Others                                         7.30




Fund holdings are subject to change and percentages shown above are based on total net assets as of April 30, 2008. A complete list of holdings as of April 30, 2008 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-800-246-2255.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Stockholders,

Over the past six months, the Fund's net asset value declined by 9.89%. This represented a considerable degree of outperformance relative to the benchmark MSCI Golden Dragon index, which fell 17.7% over the period. The Fund also remains well ahead of its benchmark over longer periods since the Fund's inception in June 1992. Including a record cash distribution of US$53 million, the Fund's total net asset value decreased by US$149.2 million, to US$732.7 million during the period.

The net asset value of the Fund has fallen as a result of the effect of the US sub-prime crisis on international capital flows, as well as the looming impact of a slowdown in global trade. However, the Fund's manager has been able to limit the fall through a well-timed reduction in the Fund's heavy exposure to the A-share market, as well as through its emphasis on Taiwan, which is starting to enjoy the fruits of positive political change.

The Fund distributed a record dividend for 2007 (US$12.12/share). The Fund's Board decided to offer a choice of both a cash and stock dividend, with a view to improving stock liquidity and controlling the expense ratio.

Since the appointment last April of Martin Currie to manage the unlisted portion of the Fund as well as the listed portion, the Fund has been increasingly active in private equity. Five transactions have been concluded since August, and the unlisted portfolio has increased to 3.6% of the Fund. The Fund's private equity investments focus on late-stage/pre-IPO opportunities in entrepreneurial companies.

The Fund's investment guidelines have been simplified, so that a minimum of 80% of assets must be invested in the securities of companies that are organized in China or that are principally traded in or derive at least 50% of their income from China markets. For this purpose, China includes Taiwan and Hong Kong. This gives the manager more leeway to invest in attractive China companies, wherever they are listed. We note that 34.4% of the portfolio is now in Taiwan-listed companies, as well as 4.3% and 4.4% in China companies listed in New York and Singapore, respectively.

In recent months, China has been affected by two natural disasters -- the snowstorms at Chinese New Year and the recent earthquake in Sichuan. In contrast to the extent of the human tragedy, the economy has proved resilient so far. The manager expects the forthcoming Olympics to have a similarly limited real effect.

Cost inflation has emerged as the main problem facing the Chinese. The manager believes that food inflation has already peaked, but the need gradually to lift price controls on such items as fuel and electricity will probably mean that the rate of inflation will not decrease swiftly, despite the global economic slowdown. As the year wears on, the manager expects worries to turn from inflation to growth. In this context, the renminbi should have relatively limited room for further appreciation against the US dollar.

The Fund will continue to focus on management-owned companies catering to the growth in domestic consumption. Sectors of emphasis are healthcare, agriculture, non-bank finance and infrastructure.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Finally, we are pleased to announce the appointment of William Kirby as a new director of the Fund. William is the Geisinger Professor of History at Harvard, and the director of that university's Fairbank Center for East Asian Research. He is also a visiting professor at Peking University, Nanjing University and the Free University of Berlin, and has written extensively on the development of business and the economy in modern China.

For monthly updates detailing the Fund's investments, please consult www.chinafundinc.com.

Yours truly,

J. Lightburn
Chairman

THE CHINA FUND, INC.
INVESTMENT MANAGER'S STATEMENT  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF LISTED AND DIRECT INVESTMENTS
Over the past six months the Fund returned -9.89%. In so doing, it outperformed the MSCI Golden Dragon index, which fell 17.7% over the period.

A high level of volatility characterized the period. This culminated in January, when both the A-share and H-share markets saw massive sell-offs. By early April, the A-share market had fallen almost 50% from its peak in October. In part, Chinese markets were victims of their own success; as the best-performing markets of 2007, Hong Kong and China offered the most attractive profits to investors, who were increasingly concerned about the prospect of a slowdown in the US economy.

Many of our strongest contributors came from Taiwan, where the portfolio is overweight. After a long period of stagnation, the Kuomintang's successive victories in the island's legislative and presidential elections catalyzed a revival in March, on hopes of a rapprochement with the mainland. Here we saw good returns from domestically oriented stocks such as FAR EASTERN DEPARTMENT STORE, financials such as FUBON FINANCIAL HOLDINGS and YUANTA FINANCIAL HOLDINGS, and TAIWAN SECOM, which makes security systems. Steel exporter CHINA METAL PRODUCTS also did well, as did DATA SYSTEMS CONSULTING.

Outside Taiwan, we benefited from holding Hong Kong's CHAODA MODERN AGRICULTURE, which exports rice and fruit, and from avoiding index heavyweights such as PETROCHINA, CHINA LIFE and HONG KONG EXCHANGES & CLEARING.

Conversely, our relative returns were dampened by our avoidance of some of the largest Taiwanese index components. In this regard, we suffered from not holding TAIWAN SEMICONDUCTOR, CHUNGHWA TELECOM or CHINA STEEL CORPORATION. Negatives among our holdings included YANGZIJIANG SHIPBUILDING, FAR EAST ENERGY CORP and ZIJING MINING, which was hit by profit-taking after its strong run in 2007.

The Fund's unlisted investments continue to perform satisfactorily. During the period we added a new unlisted holding in QINGDAO BRIGHT MOON, the world's largest processor of seaweed, the by-products of which are used in a surprisingly wide range of food and pharmaceutical applications. The company is seeking an A-share listing within three years. The other unlisted investments are in CHINA SILICON, which should benefit from rising polysilicon prices, SINO TWINWOOD, which produces ERP (enterprise resource planning) software, HIGHLIGHT TECH, which makes vacuum systems and components, and WUXI PAIHO, which makes velcro. All of these companies plan market listings in the next couple of years.

At the end of April, the Fund was 92.8% invested in 72 companies. The reason for the relatively high cash level at quarter-end was a substantial pre-IPO investment in HUIYIN, an electrical retailer targeting rural consumers.

We remain overweight in Taiwan, and have increased our exposure to the A-share market. The real deposit rate in China remains negative 5% and we estimate that the earnings growth of our A-share portfolio will reach 35% this year, so we expect a sharp rebound in the next few months.

THE CHINA FUND, INC.
INVESTMENT MANAGER'S STATEMENT (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF LISTED AND DIRECT INVESTMENTS



Over the summer we think China will stop worrying about inflation and start worrying about growth. Our company meetings reveal exporters pedaling hard to cope with increasing material, labor and environmental costs. The story is not wholly negative -- economic pressures are forcing another round of Western companies to seek the 'China price'. But as Western companies squeeze inventory to the bare minimum, even the winners are seeing smaller, albeit more frequent, orders. As the complaints of exporters escalate, coincident with a likely rally in the US dollar, we expect renminbi appreciation against this currency to slow and stop. Added to this, we see the first signs of a loosening of the purse strings as a couple of companies we visited struggled to secure reasonably priced loans in the first quarter, but have now been able to get them.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGER (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED AND DIRECT INVESTMENT MANAGER
Mr. Chris Ruffle serves as the portfolio manager for the Fund's portfolio of listed and direct securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China "A" Share Fund.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA
  FINANCIALS -- (1.0%)
     Shanghai Lujiazui Finance & Trade Zone
       Development Co., Ltd. ........................    4,459,405            $  7,366,937
                                                                              ------------
          TOTAL CHINA -- (Cost $6,334,582)                             1.0%      7,366,937
                                                                     -----    ------------

HONG KONG
  CONSUMER DISCRETIONARY -- (6.4%)
     China Travel International Investment Hong Kong,
       Ltd. .........................................   10,982,000               4,902,741
     Huabao International Holdings, Ltd. ............   12,790,000              11,485,420
     Intime Department Store Group Co., Ltd.*........    8,778,000               6,553,856
     Ports Design, Ltd. .............................    2,678,500               8,624,694
     Shangri-La Asia, Ltd. ..........................    4,141,555              11,423,001
     Yorkey Optical International Cayman, Ltd.#......   16,424,000               4,003,233
                                                                              ------------
                                                                                46,992,945
                                                                              ------------

  CONSUMER STAPLES -- (5.4%)
     Chaoda Modern Agriculture (Holdings), Ltd.(1)...   20,633,998              29,646,929
     China Huiyuan Juice Group, Ltd.(1)*.............   13,000,500              10,006,671
                                                                              ------------
                                                                                39,653,600
                                                                              ------------
  ENERGY -- (0.5%)
     China Rare Earth Holdings, Ltd.#................   15,254,000               3,463,661
                                                                              ------------
  FINANCIALS -- (1.7%)
     SPG Land (Holdings), Ltd.(1)*#..................   10,924,000               5,535,503
     Tianjin Development Holdings, Ltd. .............    8,440,000               6,821,208
                                                                              ------------
                                                                                12,356,711
                                                                              ------------
  HEALTH CARE -- (3.8%)
     China Shineway Pharmaceutical Group, Ltd.#......   11,184,000               7,431,992
     Golden Meditech Co., Ltd.(1)#...................   35,040,000              12,136,855
     Natural Beauty Bio-Technology, Ltd.#............   32,780,000               7,989,891
                                                                              ------------
                                                                                27,558,738
                                                                              ------------
  INDUSTRIALS -- (1.2%)
     TPV Technology, Ltd. ...........................   12,728,000               8,849,888
                                                                              ------------
  INFORMATION TECHNOLOGY -- (0.4%)
     Arcontech Corp.(2)*#............................   18,386,000                      --
     Chinasoft International, Ltd.#..................   19,230,000               3,330,361
                                                                              ------------
                                                                                 3,330,361
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
  MATERIALS -- (0.1%)
     Ocean Grand Chemicals Holdings, Ltd.(2)*#.......   17,379,000            $    691,138
                                                                              ------------
  UTILITIES -- (2.3%)
     Xinao Gas Holdings, Ltd.(1)#....................    9,286,000              17,082,685
                                                                              ------------
          TOTAL HONG KONG -- (Cost $91,097,409)                       21.8%    159,979,727
                                                                     -----    ------------

HONG KONG -- "H" SHARES
  CONSUMER STAPLES -- (1.8%)
     Wumart Stores, Inc.#............................   15,126,000              13,098,036
                                                                              ------------
  ENERGY -- (2.7%)
     China Oilfield Services, Ltd.(1)................    7,132,000              13,138,448
     China Shenhua Energy Co., Ltd.(1)...............    1,450,000               6,659,312
                                                                              ------------
                                                                                19,797,760
                                                                              ------------
  HEALTH CARE -- (1.8%)
     Shandong Weigao Group Medical Polymer Co.,
       Ltd.#.........................................    8,180,000              13,117,215
                                                                              ------------
  INDUSTRIALS -- (0.3%)
     China Railway Group, Ltd.(1)*...................    2,450,800               2,342,299
                                                                              ------------
  MATERIALS -- (1.3%)
     Zijin Mining Group Co., Ltd.(1)*................   10,408,000               9,479,904
                                                                              ------------
  TELECOMMUNICATIONS -- (1.3%)
     ZTE Corp.(1)....................................    2,236,360               9,338,369
                                                                              ------------
          TOTAL HONG KONG -- "H" SHARES -- (Cost
            $48,154,974)                                               9.2%     67,173,583
                                                                     -----    ------------
          TOTAL HONG KONG (INCLUDING "H"
            SHARES) -- (Cost $139,252,383)                            31.0%    227,153,310
                                                                     -----    ------------

SINGAPORE
  CONSUMER DISCRETIONARY -- (1.0%)
     China Hongxing Sports, Ltd. ....................   15,307,000               7,665,336
                                                                              ------------
  CONSUMER STAPLES -- (1.9%)
     China Fishery Group, Ltd.#......................    6,068,000               7,507,357
     Hsu Fu Chi International, Ltd.#.................    8,409,000               6,192,651
                                                                              ------------
                                                                                13,700,008
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
SINGAPORE (CONTINUED)
  INDUSTRIALS -- (1.0%)
     Yangzijiang Shipbuilding Holdings, Ltd.*........    9,546,000            $  7,522,071
                                                                              ------------
  INFORMATION TECHNOLOGY -- (0.4%)
     CDW Holding, Ltd.#+.............................   60,000,000               3,093,011
                                                                              ------------
          TOTAL SINGAPORE -- (Cost $34,681,148)                        4.3%     31,980,426
                                                                     -----    ------------

TAIWAN
  CONSUMER DISCRETIONARY -- (9.5%)
     FamilyMart Co., Ltd.#...........................    3,557,652               6,496,607
     Far Eastern Department Stores, Ltd. ............   17,630,080              29,646,444
     HannStar Display Corp.*.........................   17,900,000               8,289,350
     Merry Electronics Co., Ltd. ....................    3,584,340               9,500,164
     Synnex Technology International Corp. ..........    4,738,050              12,682,522
     Wintek Corp. ...................................    3,148,000               2,853,594
                                                                              ------------
                                                                                69,468,681
                                                                              ------------
  CONSUMER STAPLES -- (4.3%)
     Lien Hwa Industrial Corp. ......................   15,161,855              11,527,940
     Uni-President Enterprises Corp. ................   14,137,220              20,244,118
                                                                              ------------
                                                                                31,772,058
                                                                              ------------
  FINANCIALS -- (11.5%)
     Cathay Financial Holding Co., Ltd. .............    5,708,370              16,029,744
     China Development Financial Holding Corp. ......   36,871,940              17,256,758
     Fubon Financial Holdings Co., Ltd. .............   12,603,000              15,025,500
     Ruentex Development Co., Ltd. ..................    9,477,000              10,427,112
     Yuanta Financial Holdings Co., Ltd.*............   26,413,545              25,157,823
                                                                              ------------
                                                                                83,896,937
                                                                              ------------
  INDUSTRIALS -- (1.1%)
     Wah Lee Industrial Corp.#.......................    3,998,856               8,405,510
                                                                              ------------
  INFORMATION TECHNOLOGY -- (4.8%)
     Powertech Technology Inc. ......................    3,581,100              14,407,907
     Taiwan Secom#...................................    4,738,000              10,348,206
     Tripod Technology Corp. ........................    3,163,083              10,752,249
                                                                              ------------
                                                                                35,508,362
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  MATERIALS -- (3.2%)
     China Metal Products Co., Ltd. .................    8,392,675            $ 17,916,869
     Yieh United Steel Corp.#........................   11,379,600               5,232,430
                                                                              ------------
                                                                                23,149,299
                                                                              ------------
          TOTAL TAIWAN -- (Cost $147,158,235)                         34.4%    252,200,847
                                                                     -----    ------------

UNITED KINGDOM
  HEALTH CARE -- (1.0%)
     China Medical System Holdings, Ltd.#+...........    3,623,188               7,442,055
                                                                              ------------
          TOTAL UNITED KINGDOM -- (Cost $9,940,990)                    1.0%      7,442,055
                                                                     -----    ------------

UNITED STATES
  CONSUMER DISCRETIONARY -- (1.1%)
     The9, Ltd., ADR(1)*#............................      356,200               7,647,614
                                                                              ------------
  ENERGY -- (0.8%)
     Far East Energy Corp.*#+........................   11,111,111               6,100,000
                                                                              ------------
  HEALTH CARE -- (2.4%)
     Mindray Medical International, Ltd., ADR(1).....      367,000              12,478,000
     WuXi PharmaTech Cayman Inc., ADR(1)*............      287,041               5,293,036
                                                                              ------------
                                                                                17,771,036
                                                                              ------------
          TOTAL UNITED STATES -- (Cost $34,604,886)                    4.3%     31,518,650
                                                                     -----    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $371,972,224)                          76.0%    557,662,225
                                                                     -----    ------------

EQUITY LINKED SECURITIES
  CONSUMER DISCRETIONARY -- (1.2%)
     Wuliangye Yibin Co., Ltd. Access Product
       (expiration 01/20/10) 144A,(2)(3).............    2,200,000               8,940,800
                                                                              ------------
  ENERGY -- (1.1%)
     China Yangtze Power Co., Ltd. Access Product
       (expiration 10/26/10) 144A,(2)(4).............    4,169,077               8,346,492
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
EQUITY LINKED SECURITIES (CONTINUED)
  FINANCIALS -- (2.3%)
     Financial Street Holding Co., Ltd. Access
       Product (expiration 02/13/12) 144A,(2)(4)*....    3,191,059            $  9,088,136
     Ping An Insurance (Group) Company of China, Ltd.
       Access Product (expiration 04/01/13)
       144A,(2)(4)...................................      773,600               7,638,527
                                                                              ------------
                                                                                16,726,663
                                                                              ------------
  INDUSTRIALS -- (7.0%)
     China Vanke Co., Ltd. Access Product (expiration
       01/20/10) 144A,(2)(3).........................    2,833,650               9,863,936
     Daqin Railway Co., Ltd. Access Product
       (expiration 11/02/11) 144A,(2)(4).............    6,907,000              16,300,520
     Shanghai International Airport Co., Ltd. Access
       Product (expiration 01/20/10) 144A,(2)(3).....    1,816,700               5,829,790
     Shanghai Tunnel Engineering Co., Ltd. Access
       Product (expiration 01/17/12) 144A,(2)(3).....    4,439,247               8,301,392
     Shanghai Zhenhua Port Machinery Co., Ltd. Access
       Product (expiration 10/26/10) 144A,(2)(4).....    4,462,752              10,652,589
                                                                              ------------
                                                                                50,948,227
                                                                              ------------
  MATERIALS -- (1.5%)
     Qinghai Salt Lake Potash Co., Ltd. Access
       Product (expiration 10/26/10) 144A,(2)(4).....      887,909              11,054,467
                                                                              ------------
          TOTAL EQUITY LINKED SECURITIES -- (Cost
            $57,513,293)                                              13.1%     96,016,649
                                                                     -----    ------------
DIRECT INVESTMENTS
  INDUSTRIALS -- (2.3%)
     Highlight Tech Corp., (acquired
       09/11/07)(2)(5)*#+............................    3,366,893               5,993,069
     Qingdao Bright Moon, (acquired
       02/28/08)(2)(5)*#+............................   31,827,172               7,001,976
     Wuxi PAIHO, (acquired 09/17/07)(2)(5)*#.........   11,734,701               3,680,000
                                                                              ------------
                                                                                16,675,045
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
DIRECT INVESTMENTS (CONTINUED)
  INFORMATION TECHNOLOGY -- (1.3%)
     China Silicon Corp. Warrants (expiration
       11/30/10)(2)(5)*#+............................       27,418            $         --
     China Silicon Corp., Series A Preferred
       (acquired 11/30/07)(2)(5)*#+..................       27,418               6,525,484
     Sino Twinwood Pte Ltd., (acquired
       05/02/07)(2)(5)*#+............................      500,000               3,050,000
     teco Optronics Corp., (acquired
       04/26/04)(2)(5)*#+............................    1,861,710                      --
                                                                              ------------
                                                                                 9,575,484
                                                                              ------------
          TOTAL DIRECT INVESTMENTS -- (Cost
            $26,874,796)                                               3.6%     26,250,529
                                                                     -----    ------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
COLLATERAL FOR SECURITIES ON LOAN -- (10.3%)
  SHORT TERM -- (10.3%)
     Securities Lending Quality Trust................  $75,213,615              75,213,615
                                                                              ------------
       TOTAL COLLATERAL FOR SECURITIES ON
          LOAN -- (Cost $75,213,615)                                  10.3%     75,213,615
                                                                     -----    ------------
SHORT TERM INVESTMENTS
UNITED STATES
     Repurchase Agreement with State Street Bank and
       Trust,
       0.15%, 05/01/08++.............................   26,881,000              26,881,000
                                                                              ------------
          TOTAL UNITED STATES -- (Cost $26,881,000)                    3.7%     26,881,000
                                                                     -----    ------------
TOTAL INVESTMENTS -- (Cost $558,454,928)                             106.7%    782,024,018
                                                                     -----    ------------
OTHER ASSETS AND LIABILITIES                                          (6.7)%   (49,282,010)
                                                                     -----    ------------

NET ASSETS                                                           100.0%   $732,742,008
                                                                     =====    ============






See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Notes to Schedule of Investments

 *  Denotes non-income producing security.

  #  Illiquid security.

  +  Affiliated issuer (see Note F).

  ++ Repurchase agreement, dated 04/30/2008, due 05/01/2008 with repurchase proceeds of $26,881,112 is collateralized by US Treasury Bill, 1.43% due 09/18/2008 with a market value of $27,419,490.

(1) A portion or all of the security was held on loan. As of April 30, 2008, the market value of the securities loaned was $71,893,805.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3) Equity linked securities issued by Citigroup Global Markets Holdings.

(4) Equity linked securities issued by Credit Lyonnais (CLSA).

(5) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value.

144A Securities restricted for resale to Qualified Institutional Buyers.

ADR American Depositary Receipt.



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $438,341,498) (Note A)..  $667,604,807
  Investments in affiliated securities, at value (cost $44,899,815)
     (Notes A and F)................................................    39,205,596
  Collateral for securities loaned..................................    75,213,615
  Cash..............................................................           696
  Foreign currency, at value (cost $8,914,986)......................     8,873,936
  Receivable for investments sold...................................    16,724,760
  Receivable for securities lending income..........................       116,757
  Dividends receivable..............................................     1,538,120
  Interest receivable...............................................           112
  Prepaid expenses..................................................        19,709
  Miscellaneous assets..............................................       153,256
                                                                      ------------
TOTAL ASSETS........................................................   809,451,364
                                                                      ------------

LIABILITIES
  Payable upon return of collateral for securities loaned...........    75,213,615
  Investment management fee payable (Note B)........................       412,972
  Administration and custodian fees payable (Note B)................       213,350
  Directors fee payable (Note B)....................................        11,194
  Contingent liability (Note A).....................................       717,795
  Accrued expenses and other liabilities............................       140,430
                                                                      ------------
TOTAL LIABILITIES...................................................    76,709,356
                                                                      ------------
TOTAL NET ASSETS....................................................  $732,742,008
                                                                      ============

COMPOSITION OF NET ASSETS:
  Paid in capital (Note C)..........................................   380,196,385
  Undistributed net investment income...............................       389,759
  Accumulated net realized gain on investments and foreign currency
     transactions...................................................   128,626,455
  Net unrealized appreciation on investments and foreign currency
     translation....................................................   223,529,409
                                                                      ------------
TOTAL NET ASSETS....................................................  $732,742,008
                                                                      ============


NET ASSET VALUE PER SHARE
  ($732,742,008/18,153,741 shares of common stock outstanding)......        $40.36
                                                                            ======






See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- (including dividends of $362,319 from non-
     controlled affiliates)........................................  $   2,654,421
  Interest income..................................................        646,441
  Securities lending income........................................        845,963
                                                                     -------------
     TOTAL INVESTMENT INCOME.......................................      4,146,825
                                                                     -------------

EXPENSES
  Investment Management fees (Note B)..............................      2,250,975
  Custodian fees (Note B)..........................................        628,798
  Administration fees (Note B).....................................        310,986
  Directors' fees and expenses (Note B)............................        168,859
  Stock dividend tax expense.......................................        166,789
  Legal fees.......................................................        116,353
  Printing and postage.............................................         67,431
  Shareholder service fees.........................................         40,951
  Chief Compliance Officer fee.....................................         30,561
  Insurance........................................................         23,786
  Audit and tax service fees.......................................         27,621
  Stock exchange listing fee.......................................         15,272
  Transfer agent fees..............................................         25,361
  Miscellaneous expenses...........................................         12,413
                                                                     -------------
     TOTAL EXPENSES................................................      3,886,156
                                                                     -------------
  Expense reduction................................................       (187,405)
                                                                     -------------
     NET EXPENSES..................................................      3,698,751
                                                                     -------------

NET INVESTMENT INCOME..............................................        448,074
                                                                     -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized gain on investment transactions.....................    127,503,021
  Net realized gain on foreign currency transactions...............      1,143,143
                                                                     -------------
                                                                       128,646,164
                                                                     -------------
  Net change in unrealized depreciation on investments and foreign
     currency transactions.........................................   (225,195,391)
                                                                     -------------
                                                                      (225,195,391)
                                                                     -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS............................................    (96,549,227)
                                                                     -------------

NET DECREASE IN NET ASSETS FROM OPERATIONS.........................  $ (96,101,153)
                                                                     =============






See notes to financial statements.

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED        YEAR ENDED
                                                          APRIL 30, 2008      OCTOBER 31, 2007
                                                         ----------------     ----------------
                                                            (UNAUDITED)
(DECREASE)/INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................................    $     448,074        $  4,118,400
  Net realized gain on investments and foreign currency
     transactions......................................      128,646,164         172,697,839
  Net (decrease)/increase in unrealized
     (depreciation)/appreciation on investments and
     foreign currency translations.....................     (225,195,391)        305,398,733
                                                           -------------        ------------
  Net (decrease)/increase in net assets from
     operations........................................      (96,101,153)        482,214,972
                                                           -------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................       (4,081,269)         (4,343,068)
  Capital gains........................................     (172,579,378)        (53,811,419)
                                                           -------------        ------------
  Total dividends and distributions to shareholders....     (176,660,647)        (58,154,487)
                                                           -------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Fund shares sold (Note C)............................               --                  --
  Reinvestment of dividends and distributions
     (3,577,780 and 79,741 shares, respectively).......      123,648,061           2,589,184
                                                           -------------        ------------
  Net increase in net assets from capital share
     transactions......................................      123,648,061           2,589,184
                                                           -------------        ------------
NET (DECREASE)/INCREASE IN NET ASSETS..................     (149,113,739)        426,649,669

NET ASSETS:
  Beginning of year....................................      881,855,747         455,206,078
                                                           -------------        ------------
  End of period........................................    $ 732,742,008        $881,855,747
                                                           =============        ============

Undistributed net investment income, end of period.....    $     389,759        $  4,022,954
                                                           =============        ============






See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH -
-----------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations.............  $ (96,101,153)
     Adjustments to reconcile net decrease in net assets from
       operations  to net cash provided from operating activities:
     Purchases of investment securities............................   (177,684,018)
     Proceeds from investments sold................................    248,027,838
     Net maturities of short-term investments......................    (26,881,000)
     Decrease in collateral for securities loaned..................     74,864,825
     Increase in dividends and interest receivable.................       (995,452)
     Increase in receivable for securities lending income..........         (6,837)
     Increase in receivable for investments sold...................    (12,918,800)
     Decrease in equity on foreign currency contracts..............       (160,414)
     Increase in prepaid expenses and miscellaneous assets.........        (18,064)
     Decrease in payable for securities purchased..................       (280,617)
     Decrease in payable upon return of collateral for securities      (74,864,825)
       loaned......................................................
     Decrease in accrued expenses and other liabilities............       (590,958)
     Unrealized appreciation/depreciation on securities and            225,195,391
       currencies..................................................
     Net realized gain/loss from investments and currencies........   (128,646,164)
                                                                     -------------
       Net cash provided from operating activities.................     28,939,752
                                                                     -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Cash distributions paid.......................................    (53,012,584)
                                                                     -------------
       Net cash used for financing activities......................    (53,012,584)
                                                                     -------------
NET INCREASE IN CASH...............................................    (24,072,832)
CASH AT BEGINNING OF PERIOD........................................     32,947,464
                                                                     -------------
CASH AT END OF PERIOD..............................................  $   8,874,632
                                                                     =============
Noncash financing activities not included herein consist of:
     Reinvestment of distributions.................................  $ 123,648,063

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIOD(S)
INDICATED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                         SIX
                                        MONTHS
                                        ENDED
                                      APRIL 30,
                                         2008             2007       2006       2005       2004*      2003*
                                     -----------        --------   --------   --------   --------   --------
                                     (UNAUDITED)
PER SHARE OPERATION PERFORMANCE
Net asset value, beginning of
  year.............................    $  60.50         $  31.40   $  23.25   $  26.27   $  26.93   $  14.92
Net investment income..............        0.03             0.28       0.30       0.21       0.21       0.06
Net realized and unrealized
  gain/(loss) on investments and
  foreign currency transactions....       (6.56)           32.83      10.36       0.34       0.91      12.16
                                       --------         --------   --------   --------   --------   --------
Total gain/(loss) from investment
  operations.......................       (6.53)           33.11      10.66       0.55       1.12      12.22
                                       --------         --------   --------   --------   --------   --------
Less dividends and distributions:
  Dividend from net investment
     income........................       (0.28)           (0.30)     (0.22)     (0.20)     (0.07)     (0.06)
  Distributions from net realized
  capital gains....................      (11.84)           (3.71)     (2.29)     (3.37)     (1.71)     (0.15)
                                       --------         --------   --------   --------   --------   --------
Total dividends and distributions..      (12.12)           (4.01)     (2.51)     (3.57)     (1.78)     (0.21)
                                       --------         --------   --------   --------   --------   --------
Capital Share Transactions:
  (Dilution) to net asset value,
  resulting from issuance of shares
  in stock dividend................       (1.49)            0.00       0.00       0.00       0.00       0.00
                                       --------         --------   --------   --------   --------   --------
Net asset value, end of period.....    $  40.36         $  60.50   $  31.40   $  23.25   $  26.27   $  26.93
                                       ========         ========   ========   ========   ========   ========
Per share market price, end of
  period...........................    $  35.06         $  51.67   $  30.40   $  24.55   $  29.15   $  34.74
                                       ========         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN
  (BASED ON MARKET PRICE)..........       (8.35)%(1)       90.97%     37.20%     (5.50)%   (12.16)%   179.41%
                                       ========         ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)..    $732,742         $881,856   $455,206   $334,496   $264,886   $271,278
Ratio of net expenses to average
  net assets.......................        1.04%(2)         1.08%      1.26%      1.44%      1.41%      1.76%
Ratio of gross expenses to average
  net assets.......................        1.08%(2)         1.08%      1.26%      1.44%      1.41%      1.76%
Ratio of net expenses to average
  net assets, excluding stock
  dividend tax expense.............        0.99%(2)         1.04%      1.23%      1.38%      1.34%      1.68%
Ratio of net investment income to
  average net assets...............        0.13%(2)         0.67%      1.09%      1.04%      0.78%      0.32%
Portfolio turnover rate............          25%              46%        50%        26%        40%        55%



* Financial highlights were audited by a previous audit firm.

(1) Not Annualized

(2) Annualized



See notes to financial statements.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2008 relate to the contingent liability resulting from the sale of Captive Finance in March 2007. A reserve of 10% of the net sale proceeds was established to cover any potential liabilities from the representation and warranties provided by the Fund in the transaction.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct investments not traded on an exchange are valued at fair value as determined by the Board of Directors.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING: The Fund may lend any of its securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which the Fund or the Investment Manager specifically identifies as not being available. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the Securities Lending Quality Trust. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of April 30, 2008, the Fund had loaned securities which were collateralized by cash and short term investments. The value of the security on loan and the value of the related collateral were as follows:

                   VALUE OF         VALUE OF
  VALUE OF           CASH           NON-CASH          TOTAL
  SECURITY        COLLATERAL      COLLATERAL*       COLLATERAL
-----------      -----------      -----------      -----------
$71,893,805      $75,213,615        $881,783       $76,095,398


* The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

OPTION CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EQUITY LINKED SECURITIES: The Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities currently held by the Fund, identified as "Access Products" in the Schedule of Investments, are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. Access Products may be used by the Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Fund invests in Access Products whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in Access Products will involve risks similar to the risks of investing in foreign securities. In addition, the Fund bears the risk that the issuer of an Access Product may default on its obligation under the terms of the arrangement with the counterparty. Access Products are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, Access Products may be considered illiquid.

At April 30, 2008, the Fund held equity-linked Access Product warrants through Credit Lyonnais ("CLSA") and Citigroup Global Markets Holdings, the issuers. Under the terms of the agreements, each warrant entitles the Fund to receive from the issuers an amount in U.S. dollars linked to the performance of specific equity shares.

DIRECT INVESTMENTS: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. The value of these securities at April 30, 2008 was $26,250,529 or 3.6% of the Fund's net asset value. The table below details the acquisition date, cost, and value of the Fund's direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

SECURITY                                          ACQUISITION DATE       COST         MARKET
--------                                          ----------------   -----------   -----------
China Silicon Corp., Series A Preferred*........     11/30/2007      $ 6,525,484   $ 6,525,484
Highlight Tech. Corp. ..........................     09/11/2007      $ 6,000,000   $ 5,993,069
Qingdao Bright Moon.............................     02/28/2008      $ 6,937,718   $ 7,001,976
Sino Twinwood Pte Ltd. .........................     05/02/2007      $ 3,164,274   $ 3,050,000
teco Optronics Corp. ...........................     04/26/2004      $   567,320   $        --
Wuxi PAIHO......................................     09/17/2007      $ 3,680,000   $ 3,680,000
                                                                     -----------   -----------
                                                                     $26,874,796   $26,250,529
                                                                     ===========   ===========



* The purchase of China Silicon Corp., Series A Preferred resulted in the Fund receiving 27,418 shares of China Silicon Corp. common stock warrants. Each warrant entitles the Fund to purchase twenty five shares of common stock at an exercise price of $2.98 USD per share, subject to adjustment.

INDEMNIFICATION OBLIGATIONS
Under the Fund's organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

The Fund made distributions of $45,476,998 from Ordinary Income and $131,183,649 from Long-Term Capital Gains during the six months ended April 30, 2008. For the year ended October 31, 2007 the Fund made distributions of $18,566,759 from Ordinary Income and $39,587,728 from Long-Term Capital Gains.

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

NOTE B -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc., the investment manager for the Fund receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$315 million of the Fund's average weekly net assets invested in listed assets; and 0.50% of the Fund's average weekly net assets invested in listed assets in excess of US$315 million. They also receive a fee computed weekly and payable monthly, at an annual rate of 2.0% of the average weekly value of the Fund's assets invested in direct investments.

No director, officer or employee of the investment manager or any affiliate will receive any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the investment manager or any affiliate thereof) an annual fee of $27,500 and $15,000 respectively, plus $3,000 for each Board of Directors', Audit and Nominating Committee meetings attended, $2,000 for each telephonic meeting attended and $1,000 for each Valuation Committee teleconference attended. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

State Street provides, or arranges for the provision of certain administrative services for the Fund, including preparing certain reports and other documents required by federal and/or state laws and regulations. The Fund pays State Street a fee at an annual rate of 0.13% of the Fund's average daily net assets up to $150 million, 0.11% of the next $150 million and 0.06% of those assets in excess of $300 million subject to certain minimum requirements for fund administration services. On March 6, 2008 the Board approved an amendment to the fee schedule as follows: the Fund pays State Street a fee at an annual rate of 0.13% of the Fund's average daily net assets up to $150 million, 0.11% of the next $150 million, 0.06% of the next $400 million and 0.05% of those in excess of $400 million subject to certain minimum requirements for fund administration services. The Fund also pays State Street $100,000 per year for certain legal administration services, including corporate secretarial services and preparing regulatory filings.

The Fund also has a contract with State Street to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out of pocket expenses.

NOTE C -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2008, the Fund did not purchase any shares under this program. At April 30, 2008, 100,000,000 shares of $.01 par value common stock were authorized.

NOTE D -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2008, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $177,748,277 and $246,891,208, respectively. At April 30, 2008, the cost of investments for federal income tax purposes was $483,241,313. Gross unrealized appreciation of investments was $254,525,987, while gross unrealized depreciation of investments was $30,956,897, resulting in net unrealized appreciation of investments of $223,569,090.

NOTE E -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE F -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                    DIVIDENDS
                               BALANCE OF      GROSS        GROSS      BALANCE OF                  INCLUDED IN
                              SHARES HELD    PURCHASES      SALES     SHARES HELD      VALUE     DIVIDEND INCOME
                              OCTOBER 31,       AND          AND       APRIL 30,     APRIL 30,    NON-CONTROLLED
NAME OF ISSUER                    2007       ADDITIONS   REDUCTIONS       2008         2008         AFFILIATES
----------------------------  -----------   ----------   ----------   -----------   ----------   ---------------
CDW Holding, Ltd. ..........   60,000,000           --       --        60,000,000   $3,093,011       $     --
China Medical System
  Holdings, Ltd. ...........    3,623,188           --       --         3,623,188   $7,442,055       $362,319
China Silicon Corp., Series
  A Preferred...............           --       27,418       --            27,418   $6,525,484       $     --
China Silicon Corp.
  Warrants..................           --       27,418       --            27,418   $       --       $     --
Far East Energy Corp. ......   11,111,111           --       --        11,111,111   $6,100,000       $     --
Highlight Tech Corp. .......    3,366,893           --       --         3,366,893   $5,993,069       $     --
Qingdao Bright Moon.........           --   31,827,172       --        31,827,172   $7,001,976       $     --
Sino Twinwood Pte, Ltd. ....      500,000           --                    500,000   $3,050,000       $     --
teco Optronics Corp. .......    1,861,710           --       --         1,861,710   $       --       $     --


* Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

NOTE G -- NEW ACCOUNTING PRONOUNCEMENTS
In accordance with Securities and Exchange Commission guidance, the Fund implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on April 30, 2008. The Fund has reviewed the tax positions for the open tax period as of April 30, 2008 and the open tax years of October 31, 2004 through October 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In addition, in March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RESULTS OF ANNUAL STOCKHOLDER MEETING HELD ON MARCH 6, 2008

     1.) Election of Directors -- The stockholders of the Fund elected Nigel
         Tulloch and William Kirby as Class III directors to serve for a term expiring on the date on which the annual meeting of stockholders is held in 2011.

                                     FOR         AGAINST   ABSTAIN
                                     ---------   -------   ---------
Nigel Tulloch                        7,187,567      0      1,779,213
William Kirby                        8,765,368      0        201,411


     2.) To approve the elimination of the Fund's fundamental investment policy requiring at least 65% of the Fund's assets to be invested in the equity securities of China companies.

                                      FOR         AGAINST   ABSTAIN
                                      ---------   -------   -------
                                      6,181,086   236,621    77,023


PRIVACY POLICY


                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who need to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-
2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment adviser votes its proxies is now available by calling the same number and on the Commission's website. The Fund has filed its report on Form N-PX covering the Fund's proxy voting record for the 12 month period ending June 30, 2007.

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at http://www.sec.gov. Form N-Q has been filed as of January 31, 2008 for the first quarter of this fiscal year and is available on the Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

CERTIFICATIONS
The Fund's chief executive officer has certified to the New York Stock Exchange that, as of June 10, 2008, he was not aware of any violation by the Fund of applicable New York Stock Exchange corporate governance listing standards. The Fund also has included the certifications of the Fund's chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Computershare Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Computershare Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting Computershare c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3011.
Phone: 1-800-426-5523.

Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (collectively, "Computershare" or the "Plan Administrator"), acts as Plan Administrator and Service Agent. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator, annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to Computershare c/o The China Fund, Inc. at P.O. Box 43011, Providence, Rhode Island 02940-3011.Phone: 1-800-426-5523.

DIRECTORS AND OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the 1940 Act. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified. The Fund Complex consists of one series.

                        PRESENT       PRINCIPAL OCCUPATION OR EMPLOYMENT
                         OFFICE           DURING PAST FIVE YEARS AND
NAME (AGE) AND          WITH THE        DIRECTORSHIPS IN PUBLICLY HELD       DIRECTOR
ADDRESS OF DIRECTOR       FUND                     COMPANIES                   SINCE
-------------------   -----------   --------------------------------------   --------
James J. Lightburn    Chairman of   Chairman of the Board of the Fund;         1992
  (64)..............  the Board     Attorney, Nomos, (2004-present);
  13, Rue Alphonse    and           Attorney, member of Hughes Hubbard &
  de Neuville         Director      Reed (1993-2004).
  75017 Paris,
  France
Michael F. Holland    Director      Chairman, Holland & Company L.L.C.         1992
  (63)..............                (1995- present); Director, The Holland
  375 Park Avenue                   Balanced Fund, Inc., Reaves Utility
  New York, New York                Income Fund, Scottish Widows
  10152                             Investment Partnership Trust and The
                                    Taiwan Fund, Inc.; Trustee, State
                                    Street Master Funds and State Street
                                    Institutional Investment Trust.
William Kirby (58)..  Director      Director, John K. Fairbank Center for      2007
  Harvard University                Chinese Studies Harvard University
  CGIS South                        (2006-present); Chairman, Harvard
  Building                          China Fund (2006-present); Harvard
  1730 Cambridge                    University Distinguished Service
  Street                            Professor (2006-Present); Visiting
  Cambridge, MA                     Professor of Business Administration
  02138                             Harvard Business School (2006-
                                    Present); Dean of the Faculty of Arts
                                    and Sciences Harvard University (2002-
                                    2006)
Joe O. Rogers (59)..  Director      The Rogers Team LLC, organizing member     1992
  2477 Foxwood Drive                (July 2001-present); Manager, The J-
  Chapel Hill, NC                   Squared Team LLC (April 2003-May
  27514                             2004); Director, The Taiwan Fund, Inc.
                                    (1986-present).
Nigel S. Tulloch      Director      Chief Executive, HSBC Asset Management     1992
  (62)..............                Bahamas Limited (1986-1992); Director,
  7, Circe Circle                   The HSBC China Fund Limited (1992-
  Dalkeith                          2005).
  WA6009
  Australia
Paul Hahesy (35)....  Chief         Compliance Manager, Foreside
  Foreside            Compliance    Compliance Services, LLC. (2005-
  Compliance          Officer of    present); Compliance Consultant,
  Services, LLC.      the Fund      Metlife (2002-2005)
  Two Portland
  Square
  Portland, ME 04101
Gary L. French        President     Senior Vice President, State Street
  (56)..............                Bank and Trust Company (2002 -
  2 Avenue de                       present); Managing Director, Deutsche
  Lafayette                         Asset Management, Inc. and Zurich
  Boston, MA 02111                  Scudder Investments (acquired by
                                    Deutsche Bank in 2002) (2001-2002).

                        PRESENT       PRINCIPAL OCCUPATION OR EMPLOYMENT
                         OFFICE           DURING PAST FIVE YEARS AND
NAME (AGE) AND          WITH THE        DIRECTORSHIPS IN PUBLICLY HELD       DIRECTOR
ADDRESS OF DIRECTOR       FUND                     COMPANIES                   SINCE
-------------------   -----------   --------------------------------------   --------
William C. Cox        Treasurer     Vice President, State Street Bank and
  (41)..............                Trust Company.
  2 Avenue de
  Lafayette
  Boston, MA 02111
Mary Moran Zeven      Secretary     Senior Vice President and Senior
  (46)..............                Counsel, State Street Bank and Trust
  2 Avenue de                       Company.
  Lafayette
  Boston, MA 02111


Alan Tremain (70), Placido Mer 5200 North Flagler #25, West Palm Beach Florida 33408, served as a Director from 1992 until his retirement on March 6, 2008.

THE CHINA FUND, INC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
c/o State Street Bank and Trust Company
2 Avenue de Lafayette, 4th Floor
P.O. Box 5049
Boston, MA 02206-5049
1-888-CHN-CALL (246-2255)

DIRECTORS AND OFFICERS
James J. Lightburn, Chairman of the Board and Director
Michael F. Holland, Director
William Kirby, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Paul Hahesy, Chief Compliance Officer of the Fund
Gary L. French, President
William C. Cox, Treasurer
Mary Moran Zeven, Secretary

INVESTMENT MANAGER
Martin Currie Inc.

SHAREHOLDER SERVICING AGENT
The Altman Group

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Computershare Trust Company, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche, LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2.  CODE OF ETHICS.

Not required for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.

Not required for this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
      under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not required for this filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not required for this filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By: /s/ Gary L. French
    Gary L. French
    President of The China Fund, Inc.

Date: July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gary L. French
    Gary L. French
    President of The China Fund, Inc.

Date: July 3, 2008

By: /s/ William C. Coz
    William C. Cox
    Treasurer of The China Fund, Inc.

Date: July 3, 2008

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